RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Balance Sheet (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Current portion of convertible notes payable	$ 37,900			$ 0				$ 22,688,097
Total current liabilities	15,672,672			10,028,688				29,978,601
TOTAL LIABILITIES	20,266,885			19,217,817				30,352,508
Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 23,237,703 shares issued and outstanding at December 31, 2022, 3,038,905 shares issued and outstanding at March 31, 2023, 3,038,905 shares issued and outstanding at June 30, 2023, 3,038,905 shares issued and outstanding at September 30, 2023, 2,388,905 issued and outstanding at December 31, 2023	23,889,050			23,889,050	$ 30,389,050	$ 30,389,050	$ 30,389,050	4,040
Stockholders' Deficit
Accumulated deficit	(120,052,352)			(97,286,789)	(92,539,935)	(87,454,634)	(81,347,922)	(76,580,405)
Total Stockholders' Deficit	$ (36,343,647)	$ (34,841,521)	$ (37,430,270)	(32,541,859)	(34,887,317)	(30,405,449)	(29,553,930)	(17,234,376)	$ 9,584,039
Originally Reported
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Current portion of convertible notes payable								7,300,000
Total current liabilities								14,590,504
TOTAL LIABILITIES								14,964,411
Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 23,237,703 shares issued and outstanding at December 31, 2022, 3,038,905 shares issued and outstanding at March 31, 2023, 3,038,905 shares issued and outstanding at June 30, 2023, 3,038,905 shares issued and outstanding at September 30, 2023, 2,388,905 issued and outstanding at December 31, 2023				239	304	304	304	0
Stockholders' Deficit
Accumulated deficit				(81,898,692)	(77,151,838)	(72,066,537)	(65,959,825)	(61,192,308)
Total Stockholders' Deficit				(8,652,809)	(4,498,267)	(16,399)	835,120	(1,842,239)
Restatement Adjustment
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Current portion of convertible notes payable								15,388,097
Total current liabilities								15,388,097
TOTAL LIABILITIES								15,388,097
Convertible preferred stock, $0.0001 par value; 50,000,000 shares authorized; 23,237,703 shares issued and outstanding at December 31, 2022, 3,038,905 shares issued and outstanding at March 31, 2023, 3,038,905 shares issued and outstanding at June 30, 2023, 3,038,905 shares issued and outstanding at September 30, 2023, 2,388,905 issued and outstanding at December 31, 2023				23,888,811	30,388,746	30,388,746	30,388,746	4,040
Stockholders' Deficit
Accumulated deficit				(15,388,097)	(15,388,097)	(15,388,097)	(15,388,097)	(15,388,097)
Total Stockholders' Deficit				$ (23,889,050)	$ (30,389,050)	$ (30,389,050)	$ (30,389,050)	$ (15,392,137)